ALLOWANCE FOR LOAN LOSSES - Credit risk profile by internally assigned grade (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	$ 204,091	[1]
Purchased loans	139,077	[2]
Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	204,091		215,223
Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	139,077		171,789
One-to four Family Residential | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	154,161	[1]
Purchased loans	95,041	[2]
One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	154,161		173,554
One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	95,041		117,254
Multi-family Residential | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	13,673	[1]
Purchased loans	10,193	[2]
Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	13,673		11,237
Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	10,193		14,973
Construction | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,243	[1],[3]
Purchased loans		[2]
Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,243		4,390
Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Commercial | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	34,298	[1]
Purchased loans	32,868	[2]
Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	34,298		25,618
Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	32,868		37,776
Consumer | Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	716	[1]
Purchased loans	975	[2]
Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	716		424
Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	975		1,786
Pass | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	197,008		209,001
Pass | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	132,690		162,235
Pass | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	148,771		167,988
Pass | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	91,091		111,091
Pass | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	13,579		11,141
Pass | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	10,193		14,669
Pass | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,243		4,390
Pass | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Pass | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	32,699		25,058
Pass | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	30,551		34,699
Pass | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	716		424
Pass | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	855		1,776
Special Mention | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	108		1,093
Special Mention | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	108		110
Special Mention | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Special Mention | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Special Mention | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans			983
Special Mention | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Special Mention | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Substandard | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	7,083		6,222
Substandard | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	6,279		8,461
Substandard | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	5,390		5,566
Substandard | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	3,842		6,053
Substandard | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	94		96
Substandard | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans			304
Substandard | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Substandard | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Substandard | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,599		560
Substandard | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	2,317		2,094
Substandard | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Substandard | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	120		10
Doubtful | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Doubtful | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Doubtful | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Multi-family Residential | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Construction | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Construction | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Commercial | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Commercial | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Loss | Consumer | Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Loss | Consumer | Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans

[1]	Includes loans held for sale
[2]	Loans purchased in acquisition of First Franklin
[3]	Before consideration of undisbursed Loans-in-process